Share-based Compensation - Share awards to founders (Details) $ in Millions	1 Months Ended									12 Months Ended
	Dec. 31, 2017 shares	May 31, 2017 USD ($) shares	May 31, 2017 CNY (¥) shares	Dec. 31, 2016 shares	May 31, 2016 individual shares	Jul. 31, 2015 USD ($)	Jul. 31, 2015 CNY (¥)	Jan. 31, 2015 USD ($)	Jan. 31, 2015 CNY (¥)	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2016 CNY (¥)
Share-based Compensation
Redesignation of Pre-IPO class A ordinary shares to Pre-IPO series preferred shares | shares										645,357
Shares repurchased price										¥ 49,086,000
Pre-IPO Class A Ordinary Shares
Share-based Compensation
Shares repurchased										¥ 49,086,000
Shares repurchased price						$ 16.4	¥ 100,500,000	$ 1.8	¥ 11,200,000
Pre-IPO Series D1 Preferred Shares
Share-based Compensation
Redesignation of Pre-IPO class A ordinary shares to Pre-IPO series preferred shares | shares										645,357
Founder | Pre-IPO Class A Ordinary Shares
Share-based Compensation
Redesignation of Pre-IPO class A ordinary shares to Pre-IPO series preferred shares | shares		645,357	645,357		1,104,535
Number of founders holding shares for redesignation | individual					3
Share-based compensation expenses										¥ 18,700,000
Difference in purchase amount allocated to additional paid-in capital										30,400,000
Shares repurchased			¥ 1,154,643
Shares repurchased price		$ 49.1	¥ 7,200,000
Founder | Pre-IPO Series C1 Preferred Shares
Share-based Compensation
Number of shares transferred | shares					1,104,535
Share-based compensation expenses											¥ 33,900,000
Founder | Pre-IPO Series D1 Preferred Shares
Share-based Compensation
Share-based compensation expenses										10,500,000
Difference in purchase amount allocated to additional paid-in capital										17,000,000
Certain founders, who are employees of the Group | Pre-IPO Class A Ordinary Shares
Share-based Compensation
Share-based compensation expenses											¥ 283,800,000
Shares issued to employees | shares				12,796,395	2,000,000
Mr. Rui Chen, Chairman of the Board of Directors and CEO | Pre-IPO Class A Ordinary Shares
Share-based Compensation
Share-based compensation expenses										3,200,000
Number of shares purchased | shares	1,520,000
Mr. Rui Chen, Chairman of the Board of Directors and CEO | Pre-IPO Series C1 Preferred Shares
Share-based Compensation
Share-based compensation expenses										¥ 3,700,000
Number of shares purchased | shares	843,488